Deferred Tax Assets And Deferred Tax Liabilities - Summary of Net Balances of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred Tax Assets Offset Amount	¥ (1,565,356)	¥ (1,749,707)	¥ (1,309,859)
Deferred tax assets, Balance after offsetting	6,773,586	5,731,640	5,000,309
Deferred Tax Liabilities, Offset Amount	1,565,356	1,749,707	1,309,859
Deferred tax liabilities, Balance after offsetting	¥ (333,560)	¥ (492,125)	¥ (539,651)